UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2018

Date of reporting period: 2/28/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

HEDGEROW INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

COMMON STOCK - 87.39%	Shares	Fair Value

Airlines - 5.43%
Delta Air Lines, Inc. (b)	3,500	$188,650
JetBlue Airways Corp. (a) (b)	6,200	130,510
		319,160
Auto Manufacturers - 3.35%
General Motors Co.	5,000	196,750

Banks - 12.35%
Bank of New York Mellon Corp. (b)	4,300	245,229
BankUnited, Inc. (b)	1,500	60,330
Deutsche Bank AG - Germany	4,000	63,760
Goldman Sachs Group, Inc.	800	210,344
KeyCorp	1,700	35,921
Zions Bancorporation	2,000	109,940
		725,524
Biotechnology - 7.46%
Amgen, Inc. (b)	1,100	202,147
Gilead Sciences, Inc. (b)	3,000	236,190
		438,337
Building Materials - 4.51%
Eagle Materials, Inc.	2,000	200,460
Summit Materials, Inc. - Class A (a)	2,043	64,620
		265,080
Computers - 3.23%
Apple, Inc.	600	106,872
VeriFone Systems, Inc. (a)	5,000	83,000
		189,872
Cosmetics & Personal Care - 1.57%
elf Beauty, Inc. (a)	5,000	92,200

Diversified Financial Services - 0.85%
Waddell & Reed Financial, Inc. - Class A	2,500	50,000

Food - 3.05%
Sysco Corp.	3,000	178,950

Healthcare - Products - 1.98%
Zimmer Biomet Holdings, Inc.	1,000	116,250

Housewares - 2.62%
Newell Brands, Inc.	6,000	154,140

Insurance - 1.68%
Axis Capital Holdings Ltd. - Bermuda	2,000	98,680

Internet - 1.48%
Palo Alto Networks, Inc. (a)	500	86,685

Media - 6.51%
CBS Corp. - Class B	4,500	238,365
Walt Disney Co.	1,400	144,424
		382,789
Mining - 1.69%
Wheaton Precious Metals Corp. - Canada	5,200	99,216

HEDGEROW INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

COMMON STOCK - 87.39% (continued)	Shares	Fair Value

Miscellaneous Manufacturing - 1.20%
General Electric Co. (b)	5,000	$70,550

Oil & Gas - 0.99%
BP PLC - ADR - Britain	1,500	58,290

Oil & Gas Services - 1.35%
Baker Hughes a GE Co. (b)	3,000	79,200

Pharmaceuticals - 5.55%
Bristol-Myers Squibb Co. (b)	3,100	205,220
Mylan NV (a)	2,000	120,960
		326,180
Retail - 6.45%
Starbucks Corp.	2,000	114,200
TJX Cos., Inc. (b)	2,200	181,896
Williams-Sonoma, Inc.	1,600	82,816
		378,912
Semiconductors - 3.73%
Broadcom Ltd.	500	123,230
Lam Research Corp.	500	95,930
		219,160
Software - 4.21%
Electronic Arts, Inc. (a) (b)	2,000	247,400

Telecommunications - 6.15%
AT&T, Inc. (b)	3,500	181,500
Finisar Corp. (a)	5,500	180,000
		361,500

TOTAL COMMON STOCK (Cost $5,251,247)		5,134,825

OPTIONS PURCHASED (Cost $706) - 0.00% (d)		210

SHORT-TERM INVESTMENTS - 7.23%
Federated Government Obligations Fund - Class I, 1.24% (c)	425,077	425,077
TOTAL SHORT-TERM INVESTMENTS (Cost $425,077)		425,077

TOTAL INVESTMENTS (Cost $5,677,030) – 94.62%		$5,560,112

OPTIONS WRITTEN (Proceeds $173,658) - (2.37%) (d)		(139,557)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.75%		455,634

NET ASSETS - 100%		$5,876,189

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the 7-day effective yield at February 28, 2018, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND

SCHEDULE OF PURCHASED OPTIONS

February 28, 2018 (Unaudited)

OPTIONS PURCHASED - 0.00%

CALL OPTIONS PURCHASED - 0.00%

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

Starbucks Corp.	10	$65,000	$65.00	4/20/2018	$60
TravelCenters of America LLC	10	5,000	$5.00	6/15/2018	150

TOTAL CALL OPTIONS PURCHASED (Cost $706)					210

TOTAL OPTIONS PURCHASED (Cost $706)					$210

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND

SCHEDULE OF WRITTEN OPTIONS

February 28, 2018 (Unaudited)

OPTIONS WRITTEN - (2.35)%

CALL OPTIONS WRITTEN - (1.63)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

Amgen, Inc.	4	$76,000	$190.00	6/15/2018	$2,800
Amgen, Inc.	7	136,500	$195.00	9/21/2018	6,041
Apple, Inc.	4	70,000	$175.00	4/20/2018	3,200
Apple, Inc.	2	37,000	$185.00	4/20/2018	640
Baker Hughes a GE Co.	30	112,500	$37.50	4/20/2018	300
Bank of New York Mellon Corp.	30	180,000	$60.00	9/21/2018	8,190
BankUnited, Inc.	15	60,000	$40.00	5/18/2018	3,000
Bristol-Myers Squibb Co.	20	140,000	$70.00	6/15/2018	4,900
Broadcom Ltd.	5	135,000	$270.00	6/15/2018	3,995
CBS Corp. - Class B	20	130,000	$65.00	4/20/2018	340
CBS Corp. - Class B	15	93,750	$62.50	9/21/2018	2,183
Delta Air Lines, Inc.	15	82,500	$55.00	3/16/2018	1,335
Delta Air Lines, Inc.	10	57,500	$57.50	6/15/2018	2,070
Delta Air Lines, Inc.	10	60,000	$60.00	9/21/2018	2,500
Eagle Materials, Inc.	20	240,000	$120.00	4/20/2018	350
Electronic Arts, Inc.	10	125,000	$125.00	6/15/2018	8,030
Electronic Arts, Inc.	10	135,000	$135.00	6/15/2018	4,400
elf Beauty, Inc.	10	22,500	$22.50	4/20/2018	250
elf Beauty, Inc.	10	22,500	$22.50	5/18/2018	280
Finisar Corp.	15	43,500	$29.00	6/15/2018	188
General Electric Co.	10	20,000	$20.00	3/16/2018	20
General Motors Co.	30	141,000	$47.00	6/15/2018	750
Gilead Sciences, Inc.	8	68,000	$85.00	3/16/2018	168
Gilead Sciences, Inc.	12	102,000	$85.00	9/21/2018	4,488
Goldman Sachs Group, Inc.	8	216,000	$270.00	7/20/2018	10,840
JetBlue Airways Corp.	30	72,000	$24.00	6/15/2018	1,275
JetBlue Airways Corp.	20	52,000	$26.00	9/21/2018	1,050
KeyCorp	7	14,700	$21.00	6/15/2018	1,043
KeyCorp	10	22,000	$22.00	9/21/2018	1,600
Lam Research Corp.	5	120,000	$240.00	6/15/2018	1,362
Mylan NV	20	100,000	$50.00	7/20/2018	1,720
Mylan NV	10	55,000	$55.00	7/20/2018	330
Palo Alto Networks, Inc.	5	80,000	$160.00	3/16/2018	6,900
Summit Materials, Inc. - Class A	10	35,000	$35.00	5/18/2018	775
Summit Materials, Inc. - Class A	10	35,000	$35.00	8/17/2018	1,625
Sysco Corp.	20	130,000	$65.00	5/18/2018	1,500
Sysco Corp.	10	65,000	$65.00	8/17/2018	1,170
TJX Cos., Inc.	16	132,000	$82.50	4/20/2018	5,488
TJX Cos., Inc.	6	48,000	$80.00	7/20/2018	3,972
Waddell & Reed Financial, Inc. - Class A	15	37,500	$25.00	6/15/2018	225
Walt Disney Co.	5	55,000	$110.00	4/20/2018	515
Walt Disney Co.	9	99,000	$110.00	7/20/2018	2,889
Wheaton Precious Metals Corp. - Canada	25	56,250	$22.50	6/15/2018	925
Williams-Sonoma, Inc.	16	96,000	$60.00	4/20/2018	920
Zimmer Biomet Holdings, Inc.	5	62,500	$125.00	6/15/2018	1,400
Zimmer Biomet Holdings, Inc.	5	65,000	$130.00	6/15/2018	725
Zions Bancorporation	20	110,000	$55.00	4/20/2018	5,360
TOTAL CALL OPTIONS WRITTEN (Proceeds $141,334)					114,027

HEDGEROW INCOME AND OPPORTUNITY FUND SCHEDULE OF WRITTEN OPTIONS February 28, 2018 (Unaudited)	ANNUAL REPORT

PUT OPTIONS WRITTEN - (0.72)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

Amgen, Inc.	5	$85,000	$170.00	6/15/2018	$2,325
Broadcom Ltd.	5	105,000	$210.00	6/15/2018	1,955
Delta Air Lines, Inc.	10	55,000	$55.00	3/16/2018	1,770
Electronic Arts,, Inc..	10	120,000	$120.00	6/15/2018	5,500
EOG Resources, Inc.	5	47,500	$95.00	4/20/2018	775
FedEx Corp.	10	240,000	$240.00	4/20/2018	6,050
Mylan NV	10	40,000	$40.00	7/20/2018	2,930
NXP Semiconductors NV	20	220,000	$110.00	4/20/2018	1,600
Starbucks Corp.	15	86,250	$57.50	3/16/2018	1,185
TJX Cos., Inc.	6	46,500	$77.50	7/20/2018	1,440
TOTAL PUT OPTIONS WRITTEN (Proceeds $32,324)					25,530

TOTAL OPTIONS WRITTEN (Proceeds $173,658)					$139,557

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Hedgerow Income and Opportunities Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2018.

Hedgerow Income and Opportunities Fund

Financial Instruments – Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (2)	$5,134,825	$-	$5,134,825
Call Options Purchased	210		210
Money Market Funds	425,077	-	425,077
Total Assets	$5,560,112	$-	$5,560,112

Derivative Instruments – Liabilities

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$114,027	$-	$114,027
Put Options Written	25,530	-	25,530
Total Liabilities	$139,557	$-	$139,577

(1)	As of and during the three month period ended February 28, 2018, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended February 28, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended February 28, 2018, no securities were fair valued.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of February 28, 2018, portfolio securities valued at $1,587,026 were held in escrow by the custodian as cover for call options written by the Fund.

As of February 28, 2018, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$210	$210
Total Assets	$210	$210

Liabilities	Equity Contracts	Total
Call options written, at value	$114,027	$114,027
Put options written, at value	25,530	25,530
Total Liabilities	$139,557	$139,557

For the three month period ended February 28, 2018, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Call options purchased	$(496)	$(496)
Call options written	58,671	58,671
Put options written	9,640	9,640
	$67,815	$67,815

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

August 31, 2017 (Unaudited)

Derivative Transactions (continued)

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$-	$-
Put options purchased	-	-
Call options written	25,004	25,004
Put options written	48,292	48,292
	$73,296	$73,296

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2018.

Assets:	Gross Amounts of Asses Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of assets Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Written Contracts	$210	(1)	$-	$210	(1)	$210	(2)	$-	$-
Total	$210	(1)	$-	$210	(1)	$210	(2)	$-	$-

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$139,557	(3)	$-	$139,557	(3)	$139,557	(2)	$-	$-
Total	$139,557	(3)	$-	$139,557	(3)	$139,557	(2)	$-	$-

(1)	Purchased options at value as presented in the Fund’s Schedule of Purchased Options.
(2)	The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Fund’s Schedule of Written Options.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 28, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 5,678,492	$ 264,294	$ (382,674)	$ (118,380)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 24, 2018

By:	/s/ Justin Thompson
Name:	Justin thompson
Title:	Principal Financial Officer
Date:	April 24, 2018